Results of Segments (Tables)	12 Months Ended
Dec. 31, 2023
Results of Segments
Schedule of Revenue and Results of Segments

Applications, Technology & Services

€ millions	2023		2022		2021
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	12,538	12,903	10,428	9,754	7,941
Software licenses	1,764	1,801	2,056	1,972	3,248
Software support	11,495	11,781	11,908	11,363	11,411
Software licenses and support	13,259	13,582	13,964	13,335	14,659
Cloud and software	25,797	26,485	24,392	23,089	22,600
Services	4,260	4,369	4,104	3,872	3,570
Total segment revenue	30,057	30,853	28,496	26,961	26,170
Cost of cloud	-3,693	-3,779	-3,355	-3,073	-2,696
Cost of software licenses and support	-1,277	-1,299	-1,331	-1,248	-1,431
Cost of cloud and software	-4,971	-5,078	-4,686	-4,322	-4,127
Cost of services	-2,981	-3,044	-2,856	-2,708	-2,453
Total cost of revenue	-7,951	-8,122	-7,542	-7,030	-6,580
Segment gross profit	22,105	22,731	20,954	19,931	19,590
Other segment expenses	-12,294	-12,602	-12,130	-11,459	-10,282
Segment profit	9,811	10,129	8,824	8,472	9,308

[1] The 2023 constant currency amounts are only comparable to 2022 actual currency amounts; 2022 constant currency amounts are only comparable to 2021 actual currency amounts.

Directly allocated depreciation and amortization expense in the ATS segment decreased compared to 2022 by 23% (22% at constant currency) from €639 million to €491 million.

Schedule of Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2023		2022	2023		2022	2023		2022	2023		2022
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Services	13,645	13,736	12,610	12,091	12,493	11,606	4,320	4,624	4,280	30,057	30,853	28,496
Total reportable segments	13,645	13,736	12,610	12,091	12,493	11,606	4,320	4,624	4,280	30,057	30,853	28,496

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2022	2021		2022	2021		2022	2021		2022	2021
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Services	12,610	12,382	12,267	11,606	10,386	9,826	4,280	4,193	4,077	28,496	26,961	26,170
Total reportable segments	12,610	12,382	12,267	11,606	10,386	9,826	4,280	4,193	4,077	28,496	26,961	26,170